OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets

	December 31,
	2012	2013
Cost:

Know-how	$1,082	$1,451
Patents	3,490	3,272
Technology	18	507
Customer relationships	-	416
Backlog	-	348

	4,590	5,994
Accumulated amortization:

Know-how	1,082	1,451
Patents	3,326	3,156
Technology	11	90
Customer relationships	-	101
Backlog	-	301

	4,419	5,099

Other intangibles, net	$171	$895

Schedule of Amortization of Intangible Assets

December 31,

2014	$329
2015	216
2016	143
2017	96
2018 and thereafter	111

$895